SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) - Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)	5,947,000
Granted (in shares)	825,000	1,150,000	2,590,000
Exercised (in shares)
Forfeited (in shares)	(687,000)
Options outstanding at the end of the period (in shares)	6,085,000	5,947,000
Vested or expected to vest at the end of the period (in shares)	5,966,260
Exercisable at the end of the period (in shares)	3,313,600
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)	$ 0.74
Granted (in dollars per share)	0.74	$ 0.74	$ 0.74
Exercised (in dollars per share)
Forfeited (in dollars per share)	0.74
Options outstanding at the end of the period (in dollars per share)	0.74	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)	0.74
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period	1 year 9 months	2 years 1 month 20 days
Outstanding at the end of the period	1 year 9 months	2 years 1 month 20 days
Vested or expected to vest at the end of the period	1 year 5 months 23 days
Exercisable at the end of the period	8 months 1 day
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)
Granted (in dollars)
Outstanding at the end of the period (in dollars)
Vested or expected to vest at the end of the period (in dollars)
Exercisable at the end of the period (in dollars)